Financial liabilities at FVTPL_Capital fluctuation in financial liabilities at fair value through profit or loss designated as upon initial recognition (Details) ₩ in Millions	6 Months Ended
Jun. 30, 2018 KRW (₩)
Disclosure of changes in equity in relation to financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Equity-linked securities index	₩ (8)